Voya Retirement Moderate Growth Portfolio Expense Example - Voya Retirement Moderate Growth Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,319
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738